UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2013

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
July 31, 2013 (Unaudited)

Common Stocks--98.0%	Shares		Value ($)
Automobiles & Components--1.3%
Delphi Automotive	83,990		4,511,943
Johnson Controls	129,220		5,195,936
			9,707,879
Banks--3.9%
Comerica	126,550		5,383,437
Fifth Third Bancorp	292,240		5,619,775
U.S. Bancorp	190,740		7,118,417
Wells Fargo & Co.	242,860		10,564,410
			28,686,039
Capital Goods--8.2%
Cummins	95,790		11,608,790
Danaher	86,560		5,828,950
Eaton	170,470		11,753,907
Fluor	73,960		4,626,938
General Electric	529,330		12,899,772
Honeywell International	84,910		7,045,832
Precision Castparts	29,860		6,620,559
			60,384,748
Commercial & Professional Services--.4%
Pitney Bowes	166,096	a	2,742,245
Consumer Durables & Apparel--2.4%
Michael Kors Holdings	44,550	b	2,999,997
Newell Rubbermaid	97,030		2,621,751
NIKE, Cl. B	55,980		3,522,262
PVH	32,040		4,222,552
Under Armour, Cl. A	64,960	a,b	4,360,765
			17,727,327
Consumer Services--1.8%
Carnival	101,660		3,764,470
Las Vegas Sands	73,340		4,075,504
Starbucks	80,200		5,713,448
			13,553,422
Diversified Financials--11.3%
American Express	59,210		4,367,922
Ameriprise Financial	113,740		10,122,860
Bank of America	456,140		6,659,644
Capital One Financial	67,440		4,654,709
Citigroup	254,150		13,251,381
Discover Financial Services	57,580		2,850,786
Goldman Sachs Group	38,773		6,359,935
IntercontinentalExchange	22,510	b	4,106,949
Invesco	60,100		1,934,619
JPMorgan Chase & Co.	311,715		17,371,877
Moody's	38,960		2,640,319
T. Rowe Price Group	50,750		3,818,430
TD Ameritrade Holding	184,080		4,975,682
			83,115,113
Energy--7.4%
BP, ADR	85,660		3,549,750
Chevron	108,270		13,630,110
EOG Resources	35,610		5,180,899
National Oilwell Varco	46,080		3,233,434
Occidental Petroleum	190,700		16,981,835

Phillips 66	40,320		2,479,680
Schlumberger	115,658		9,406,465
			54,462,173
Food & Staples Retailing--2.7%
CVS Caremark	153,660		9,448,553
Wal-Mart Stores	62,920		4,903,985
Whole Foods Market	102,710		5,708,622
			20,061,160
Food, Beverage & Tobacco--6.3%
Coca-Cola Enterprises	183,320		6,881,833
ConAgra Foods	104,580		3,786,842
Kraft Foods Group	124,300		7,032,894
Mondelez International, Cl. A	109,580		3,426,567
PepsiCo	191,098		15,964,327
Philip Morris International	102,100		9,105,278
			46,197,741
Health Care Equipment & Services--2.2%
Baxter International	49,990		3,651,270
Cardinal Health	98,710		4,944,384
McKesson	63,880		7,835,521
			16,431,175
Insurance--2.4%
Berkshire Hathaway, Cl. B	46,490	b	5,386,796
Hartford Financial Services Group	84,790		2,616,619
MetLife	160,410		7,767,052
Travelers	20,660		1,726,143
			17,496,610
Materials--4.1%
Dow Chemical	43,070		1,509,173
Eastman Chemical	47,180		3,794,687
International Paper	113,470		5,481,736
LyondellBasell Industries, Cl. A	39,300		2,700,303
Martin Marietta Materials	84,160	a	8,382,336
Monsanto	51,720		5,108,902
Praxair	29,390		3,531,796
			30,508,933
Media--6.4%
Comcast, Cl. A	139,890		6,306,241
News Corp., Cl. A	18,760	b	298,847
Omnicom Group	65,530		4,211,613
Regal Entertainment Group, Cl. A	145,390	a	2,740,601
Time Warner	72,979		4,543,673
Twenty-First Century Fox	222,140		6,637,543
Viacom, Cl. B	166,110		12,087,825
Walt Disney	154,680		10,000,062
			46,826,405
Pharmaceuticals, Biotech & Life Sciences--9.2%
Alexion Pharmaceuticals	40,120	b	4,663,148
Amgen	45,840		4,964,014
Biogen Idec	22,890	b	4,992,996
Bristol-Myers Squibb	121,670		5,261,011
Celgene	39,660	b	5,824,468
Eli Lilly & Co.	58,230		3,092,595
Gilead Sciences	129,420	b	7,952,859
Illumina	30,530	b	2,436,905
Johnson & Johnson	27,348		2,557,038
Merck & Co.	37,770		1,819,381
Perrigo	16,800		2,089,752
Pfizer	465,090		13,594,581
Regeneron Pharmaceuticals	9,890	b	2,670,893

Sanofi, ADR	66,240		3,410,035
Vertex Pharmaceuticals	28,430	b	2,268,714
			67,598,390
Retailing--4.5%
Amazon.com	24,110	b	7,262,414
Dollar General	41,660	b	2,277,552
Home Depot	115,570		9,133,497
Kohl's	67,170		3,558,667
Nordstrom	39,130		2,396,321
priceline.com	6,350	b	5,560,504
Urban Outfitters	76,860	b	3,271,162
			33,460,117
Semiconductors & Semiconductor Equipment--4.9%
Analog Devices	99,640		4,918,230
Applied Materials	226,030		3,686,549
Avago Technologies	97,190		3,564,929
Texas Instruments	398,420		15,618,064
Xilinx	183,870		8,584,890
			36,372,662
Software & Services--9.6%
Accenture, Cl. A	32,870		2,426,135
Adobe Systems	108,820	b	5,145,010
Facebook, Cl. A	147,110	b	5,418,061
Google, Cl. A	14,880	b	13,207,488
International Business Machines	48,080		9,377,523
Intuit	78,780		5,035,618
LinkedIn, Cl. A	19,900	b	4,055,421
MasterCard, Cl. A	13,550		8,273,765
Oracle	310,670		10,050,174
Paychex	77,650	a	3,062,516
salesforce.com	107,250	b	4,692,187
			70,743,898
Technology Hardware & Equipment--4.9%
Cisco Systems	502,820		12,847,051
EMC	260,720		6,817,828
Juniper Networks	224,540	b	4,865,782
QUALCOMM	184,740		11,924,967
			36,455,628
Telecommunication Services--.7%
Windstream	651,159	a	5,437,178
Transportation--2.0%
Delta Air Lines	119,380		2,534,437
FedEx	42,270		4,480,620
Union Pacific	48,720		7,726,505
			14,741,562
Utilities--1.4%
NextEra Energy	32,050		2,775,850
NRG Energy	126,510		3,392,998
NRG Yield, Cl. A	148,715		4,238,377
			10,407,225
Total Common Stocks
(cost $575,410,928)			723,117,630

Preferred Stocks--.4%
Automobiles & Components
General Motors,
Ser. B, Conv., Cum. $2.38
(cost $2,500,578)	54,900		2,741,706

Other Investment--1.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,826,801)	10,826,801 [c]	10,826,801
Investment of Cash Collateral for
Securities Loaned--1.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,026,525)	13,026,525 [c]	13,026,525
Total Investments (cost $601,764,832)	101.7%	749,712,662
Liabilities, Less Cash and Receivables	(1.7%)	(12,254,181)
Net Assets	100.0%	737,458,481

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At July 31, 2013, the value of the fund's securities on loan was $15,309,090 and the value of the collateral held by the fund was $15,804,542, consisting of cash collateral of $13,026,525 and U.S. Government &
Agency securities valued at $2,778,017.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $147,947,830 of which $152,841,482 related to appreciated investment securities and $4,893,652 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	11.3
Software & Services	9.6
Pharmaceuticals, Biotech & Life Sciences	9.2
Capital Goods	8.2
Energy	7.4
Media	6.4
Food, Beverage & Tobacco	6.3
Semiconductors & Semiconductor Equipment	4.9
Technology Hardware & Equipment	4.9
Retailing	4.5
Materials	4.1
Banks	3.9
Money Market Investments	3.3
Food & Staples Retailing	2.7
Consumer Durables & Apparel	2.4
Insurance	2.4
Health Care Equipment & Services	2.2
Transportation	2.0
Consumer Services	1.8
Automobiles & Components	1.7
Utilities	1.4
Telecommunication Services	.7
Commercial & Professional Services	.4
101.7

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	709,592,919	-	-	709,592,919
Equity Securities - Foreign Common Stocks+	13,524,711	-	-	13,524,711
Mutual Funds	23,853,326	-	-	23,853,326
Preferred Stocks+	2,741,706	-	-	2,741,706

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)